Note 10 - Other Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of other operating expenses components [text block]
	2023	2022	2021

Intermediated Money Transaction Tax*	1,266	1,378	799
COVID-19 donations	–	–	74
Community and social responsibility cost	1,504	898	1,167
Impairment of property, plant and equipment (note 18)	877	8,209	498
Impairment of exploration and evaluation assets (note 17)	–	467	3,837
Impairment Solar - VAT and duty receivables (note 21)	720	–	–
Bilboes pre-acquisition cost @	–	830	–
Expected credit losses on deferred consideration on the disposal of subsidiary	–	–	761
	4,367	11,782	7,136